Consolidated income statement - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Sales	£ 19,294	£ 18,432	£ 18,114
Excise duties	(6,427)	(6,269)	(6,064)
Net sales	12,867	12,163	12,050
Cost of sales	(4,866)	(4,634)	(4,680)
Gross profit	8,001	7,529	7,370
Marketing	(2,042)	(1,882)	(1,798)
Other operating expenses	(1,917)	(1,956)	(2,013)
Operating profit/(loss)	4,042	3,691	3,559
Non-operating items	144	0	20
Finance income	442	243	235
Finance charges	(705)	(503)	(564)
Share of after tax results of associates and joint ventures	312	309	309
Profit before taxation	4,235	3,740	3,559
Taxation	(898)	(596)	(732)
Profit from continuing operations	3,337	3,144	2,827
Discontinued operations	0	0	(55)
Profit for the year	3,337	3,144	2,772
Attributable to:
Equity shareholders of the parent company - continuing operations	3,160	3,022	2,717
Equity shareholders of the parent company - discontinued operations	0	0	(55)
Non-controlling interests - continuing operations	£ 177	£ 122	£ 110
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,418	2,484	2,512
Dilutive potential ordinary shares (in shares)	10	11	11
Weighted average number of shares (in shares)	2,428	2,495	2,523
Basic earnings per share
Continuing operations (in GBP per share)	£ 1.307	£ 1.217	£ 1.082
Discontinued operations (in GBP per share)	0.000	0.000	(0.022)
Basic earnings per share (in GBP per share)	1.307	1.217	1.060
Diluted earnings per share
Continuing operations (in GBP per share)	1.301	1.211	1.077
Discontinued operations (in GBP per share)	0.000	0.000	(0.022)
Diluted earnings per share (in GBP per share)	£ 1.301	£ 1.211	£ 1.055